Fees and Expenses	Oct. 31, 2024
BBH Select Large Cap ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated expenses for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses*	0.06%
Total Annual Fund Operating Expenses	0.71%
* Based on estimated expenses for the current fiscal year.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund’s Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the portfolio turnover rate of the BBH Select Series – Large Cap Fund (the “Predecessor Fund”) was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
BBH Select Mid Cap ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated expenses for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses*	0.09%
Total Annual Fund Operating Expenses	0.84%
* Based on estimated expenses for the current fiscal year.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,038

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the portfolio turnover rate of the BBH Select Series – Mid Cap Fund (the “Predecessor Fund”) was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%